Condensed Consolidated Statements of Changes in Equity - USD ($)		Ordinary shares [member]	Additional paid-in capital	Shares to be issued	Statutory reserves	Accumulated deficit	Accumulated other comprehensive loss (income)	Subtotal	Non- controlling interests	Warrants reserves	Total
Balance at Mar. 31, 2021		$ 1,326	$ 14,845,829	$ 195,600	$ 589,659	$ (5,902,414)	$ (567,333)	$ 9,162,667	$ (611,686)		$ 8,550,981
Balance (in Shares) at Mar. 31, 2021		13,263,066
Net loss for the period						(7,353,732)		(7,353,732)	(8,233)		(7,361,965)
Conversion of convertible debenture into ordinary shares	[1]	$ 516	7,626,578	(195,600)				7,431,494			7,431,494
Conversion of convertible debenture into ordinary shares (in Shares)	[1]	5,155,305
Ordinary shares issued under employee plans		$ 89		19				108			108
Ordinary shares issued under employee plans (in Shares)		890,000
Changes in non- controlling interest due to changes in ownership of partially owned subsidiary						(40,251)		(40,251)	40,251
Foreign operation – foreign currency translation differences							335,536	335,536			335,536
Balance at Sep. 30, 2021		$ 1,931	22,472,407	19	589,659	(13,296,397)	(231,797)	9,535,822	(579,668)		8,956,154
Balance (in Shares) at Sep. 30, 2021		19,308,371
Balance at Mar. 31, 2022		$ 2,360	26,483,470		589,659	(20,382,304)	34,771	12,791,042	1,410,630	6,063,086	14,201,672
Balance (in Shares) at Mar. 31, 2022		23,598,371
Net loss for the period						(5,377,131)		(5,377,131)	490,852		(4,886,279)
Issuance of share purchase warrants								4,424,932		4,424,932	4,424,932
Shares issued on private placement		$ 330	3,299,670					3,300,000			3,300,000
Shares issued on private placement (in Shares)		3,300,000
Foreign operation – foreign currency translation differences							(808,759)	(808,759)			(808,759)
Balance at Sep. 30, 2022		$ 2,690	$ 29,783,140		$ 589,659	$ (25,759,435)	$ (773,988)	$ 14,330,084	$ 1,901,482	$ 10,488,018	$ 16,231,566
Balance (in Shares) at Sep. 30, 2022		26,898,371

[1]	In June 2021, the holder of the convertible note early redeemed the convertible note in full with the issue of 5,155,305 ordinary shares.